Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 4,009,784	$ 15,573,554
Restricted cash	2,333,607	2,129,162
Certificates of deposit	1,539,082	3,186,892
Accounts receivable, net	20,915,134	14,725,030
Advances to supplier, net	639,947	312,328
Inventories, net	16,731,704	13,493,685
Prepaid expenses and other current assets	1,660,977	425,477
Total Current Assets	47,830,236	49,846,128
Property, plant and equipment, net	33,802,047	21,556,866
Intangible assets, net	9,447,486	1,778,264
Prepayments for construction and equipment purchase	2,192,236	2,003,400
Security deposit for sale leaseback	723,206
Other non-current assets	269,328	225,500
Deferred tax assets		319,252
Total Assets	94,264,540	75,729,410
Current Liabilities:
Short term borrowings	17,790,962	15,264,827
Bank notes payable	2,556,768	2,839,783
Advances from customers	604,873	597,226
Accounts payable	16,333,445	10,972,851
Accrued and other liabilities	2,195,852	1,808,135
Other payable - sale leaseback	1,931,076
Taxes payable	164,571	743,147
Deferred gains	650,343
Due to Related party	53,082
Loan from third parties		184,851
Total Current Liabilities	42,280,972	32,410,820
Long term payable - sale leaseback	1,675,314
Long term borrowing	836,471
Total Liabilities	44,792,757	32,410,820
Commitments and contingencies
Shareholders' Equity
Common stock: $0.001 par value, 70,000,000 shares authorized, 15,756,500 and 15,732,795 shares issued and outstanding as of December 31, 2016 and 2015, respectively	15,757	15,733
Additional paid in capital	29,845,442	29,722,127
Statutory reserve	4,017,957	2,868,844
Retained earnings	16,976,133	10,182,213
Accumulated other comprehensive income (loss)	(1,520,750)	392,450
Total Fuling Global Inc.'s equity	49,334,539	43,181,367
Noncontrolling interest	137,243	137,223
Total Shareholders' Equity	49,471,782	43,318,590
Total Liabilities and Shareholders' Equity	$ 94,264,540	$ 75,729,410